Reserves (Details 2) - AUD ($)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Comp.Expense
Comp. Expense Beginning of the year		$ 1,753,954	$ 2,320,480
Comp. expense end of the year		$ 1,158,975	$ 1,753,954	$ 2,320,480
Movements in Options for ADRs [Member]
Number of Options
Beginning of the year
Expiration of options
Outstanding at year end
Comp.Expense
Comp. Expense Beginning of the year				$ 1,515,434
Comp. Expense, expiration of options	[1]			(1,515,434)
Comp. expense end of the year

[1]	Options exercisable at US5.00 on or before December 17, 2012. These options are convertible to ADRs, 1 ADR = 60 ordinary shares. At time of issue, 1 ADR = 10 ordinary shares. These options expired without being exercised on December 17, 2012.